As filed with the Securities and Exchange Commission on 9/06/2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

The RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(609) 731-6256

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

F/m Investments Large Cap Focused Fund
Investor Class | IAFMX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-800-292-6775.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$129	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the last 12-months ended 06/30/2024, the Fund underperformed its benchmark. This short-term relative underperformance was driven by our quantActive investment process which has long-term capital appreciation as a goal. We expect that some short-term periods will deviate from this long-term objective. In terms of the drivers for the relative underperformance, we believe that our investment process led us to be overexposed to information technology stocks that were not the best performers over the forestated period. These information technology stocks corrected over the Spring of 2024. Furthermore, we were underexposed to the utilities, financials and healthcare sectors. These are traditionally more defensive sectors and performed well during the period.
Going forward, we believe the Fund is positioned to take advantage of the artificial intelligence revolution. We hold companies such as NVDA and AMD which we believe are at the forefront of this inflection point in the evolution of the internet.
HOW DID THE FUND PERFORM SINCE INCEPTION? *
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/03/2016)
Investor Class[a]	24.24	17.30	17.31
S&P 500 Total Return Index	24.56	15.05	14.74
Russell 1000 Growth Total Return Index	33.48	19.34	18.91
Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
F/m Investments Large Cap Focused Fund	PAGE 1	TSR_AR_74933W270

*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
a	The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of F/m Funds Trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to October 30, 2023 represents the performance of the Predecessor Fund.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$66,139,555
Number of Holdings	24
Net Advisory Fee	$241,533
Portfolio Turnover	59%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Sector Allocation	(% of Net Assets)
Information Technology	54.3%
Communication Services	17.4%
Consumer Discretionary	15.1%
Industrials	4.9%
Health Care	2.3%
Financials	2.0%
Energy	2.0%
Cash & Other	2.0%

Top 10 Securities	(% of Net Assets)
Apple, Inc.	12.1%
NVIDIA Corp.	11.8%
Amazon.com, Inc.	8.4%
Microsoft Corp.	8.2%
Meta Platforms, Inc.	7.2%
Netflix, Inc.	5.3%
Alphabet, Inc.	4.9%
Advanced Micro Devices, Inc.	4.7%
Adobe, Inc.	3.1%
First Solar, Inc.	2.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/iafmx-iaflx
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your F/m Investments, LLC documents not be householded, please contact F/m Investments, LLC at 1-800-292-6775, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments, LLC or your financial intermediary.
F/m Investments Large Cap Focused Fund	PAGE 2	TSR_AR_74933W270

F/m Investments Large Cap Focused Fund
Institutional Class | IAFLX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-800-292-6775.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the last 12-months ended 06/30/2024, the Fund underperformed its benchmark. This short-term relative underperformance was driven by our quantActive investment process which has long-term capital appreciation as a goal. We expect that some short-term periods will deviate from this long-term objective. In terms of the drivers for the relative underperformance, we believe that our investment process led us to be overexposed to information technology stocks that were not the best performers over the forestated period. These information technology stocks corrected over the Spring of 2024. Furthermore, we were underexposed to the utilities, financials and healthcare sectors. These are traditionally more defensive sectors and performed well during the period.
Going forward, we believe the Fund is positioned to take advantage of the artificial intelligence revolution. We hold companies such as NVDA and AMD which we believe are at the forefront of this inflection point in the evolution of the internet.
HOW DID THE FUND PERFORM SINCE INCEPTION? *
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/03/2016)
Institutional Class[a]	24.47	17.59	17.60
S&P 500 Total Return Index	24.56	15.05	14.74
Russell 1000 Growth Total Return Index	33.48	19.34	18.91
Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
F/m Investments Large Cap Focused Fund	PAGE 1	TSR_AR_74933W288

*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
a	The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of F/m Funds Trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to October 30, 2023 represents the performance of the Predecessor Fund.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$66,139,555
Number of Holdings	24
Net Advisory Fee	$241,533
Portfolio Turnover	59%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Sector Allocation	(% of Net Assets)
Information Technology	54.3%
Communication Services	17.4%
Consumer Discretionary	15.1%
Industrials	4.9%
Health Care	2.3%
Financials	2.0%
Energy	2.0%
Cash & Other	2.0%

Top 10 Securities	(% of Net Assets)
Apple, Inc.	12.1%
NVIDIA Corp.	11.8%
Amazon.com, Inc.	8.4%
Microsoft Corp.	8.2%
Meta Platforms, Inc.	7.2%
Netflix, Inc.	5.3%
Alphabet, Inc.	4.9%
Advanced Micro Devices, Inc.	4.7%
Adobe, Inc.	3.1%
First Solar, Inc.	2.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/iafmx-iaflx
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your F/m Investments, LLC documents not be householded, please contact F/m Investments, LLC at 1-800-292-6775, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments, LLC or your financial intermediary.
F/m Investments Large Cap Focused Fund	PAGE 2	TSR_AR_74933W288

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Gregory P. Chandler, Nicholas A. Giordano and Martha A. Tirinnanzi are the registrant’s audit committee financial experts and each of them is “independent.”

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

	Fiscal Year 2024	Fiscal Year 2023
Cohen & Co	$15,500	$16,200

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were related to review of the semi-annual reports and N-1A filings for Ernst & Young LLP and review of semi-annual reports for Tait, Weller & Baker and were as follows:

	Fiscal Year 2024	Fiscal Year 2023
Cohen & Co	$300	$1562.50

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were related to federal and state tax return review and excise distribution review and were as follows:

	Fiscal Year 2024	Fiscal Year 2023
Cohen & Co	$3,500	$3,000

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

	Fiscal Year 2024	Fiscal Year 2023
Cohen & Co	$0	$0

(e)(1) Pre-Approval of Audit and Permitted Non-Audit Services

1.	Pre-Approval Requirements of the Company. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees associated with those services.

2.	Pre-Approval Requirements of Affiliates. Additionally, the Committee shall pre-approve any engagement of the Auditor to provide non-audit services to an investment adviser of a Portfolio or to any affiliate of such investment adviser that provides ongoing services to the Company, if the engagement relates directly to the operations and financial reporting of the Company.

3.	Delegation. The Committee may delegate to the Chairman of the Committee, or if the Chairman is not available, one or more of its members, the authority to grant pre-approvals. The decisions of any member to whom authority is delegated shall be presented to the full Committee at its next scheduled meeting.

4.	Prohibited Services. The Committee shall confirm with the Auditor that the Auditor is not performing contemporaneously with the Company’s audit any prohibited non-audit services for the Company, any investment adviser of a Portfolio, or any affiliates of the Company or such investment advisers. The Auditor is responsible for informing the Committee of whether it believes that a particular service is permissible or prohibited pursuant to applicable regulations and standards.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

	Fiscal Year 2024	Fiscal Year 2023
Cohen & Co	$19,300	$20,762.50

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The registrant’s Financial Statements and Financial Highlights are included under Item 1 of this Form.

Annual Report
June 30, 2024

F/m Investments
Large Cap Focused Fund
of

The RBB Fund, Inc.

Investor Class Shares (IAFMX)

Institutional Class Shares (IAFLX)

Table of Contents

Schedule of Investments	1
Financial Statements	3
Financial Highlights	6
Notes to Financial Statements	8
Other Information	14
Report of Independent Registered Public Accounting Firm	16

F/m Investments Large Cap Focused Fund

Schedule of Investments

June 30, 2024

	Shares	Value

COMMON STOCKS — 98.0%
Communication Services — 17.4%
Alphabet, Inc. - Class A	17,901	$3,260,667
Meta Platforms, Inc. - Class A	9,443	4,761,350
Netflix, Inc.(a)	5,141	3,469,558
		11,491,575
Consumer Discretionary — 15.1%
Amazon.com, Inc.(a)	28,649	5,536,419
Burlington Stores, Inc.(a)	6,527	1,566,480
General Motors Co.	27,373	1,271,750
Home Depot, Inc. (The)	4,659	1,603,814
		9,978,463
Energy — 2.0%
Diamondback Energy, Inc.	6,440	1,289,223

Financials — 2.0%
Coinbase Global, Inc. - Class A(a)	6,078	1,350,714

Health Care — 2.3%
Vertex Pharmaceuticals, Inc.(a)	3,312	1,552,401

Industrials — 4.9%
L3Harris Technologies, Inc.	7,136	1,602,603
TransDigm Group, Inc.	1,284	1,640,451
		3,243,054
Information Technology — 54.3%(c)
Adobe, Inc.(a)	3,703	2,057,165
Advanced Micro Devices, Inc.(a)	18,972	3,077,448
Apple, Inc.	38,100	8,024,622
EPAM Systems, Inc.(a)	8,076	1,519,176
Fair Isaac Corp.(a)	1,190	1,771,505
First Solar, Inc.(a)	7,911	1,783,614
Microsoft Corp.	12,177	5,442,510
NVIDIA Corp.	63,160	7,802,786
Palo Alto Networks, Inc.(a)	4,197	1,422,825
Salesforce, Inc.	4,836	1,243,336
ServiceNow, Inc.(a)	2,253	1,772,368
		35,917,355
TOTAL COMMON STOCKS (Cost $43,455,114)		64,822,785

The accompanying notes are an integral part of these financial statements.

1

F/m Investments Large Cap Focused Fund

Schedule of Investments (Continued)

June 30, 2024

	Shares	Value

SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 2.3%
First American Treasury Obligations Fund - Class X, 5.21%(b)	1,522,739	$1,522,739
TOTAL SHORT-TERM INVESTMENTS (Cost $1,522,739)		1,522,739

TOTAL INVESTMENTS — 100.3% (Cost $44,977,853)		$66,345,524
Liabilities in Excess of Other Assets — (0.3)%		(205,969)
TOTAL NET ASSETS — 100.0%		$66,139,555

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.

(c)	As of June 30, 2024, the Fund had a significant portion of its assets invested in this sector. See Note 4 in the Notes to the Financial Statements

The accompanying notes are an integral part of these financial statements.

2

F/m Investments Large Cap Focused Fund

Statement of Assets and Liabilities

June 30, 2024

ASSETS
Investments in securities, at value (cost $44,977,853)	$66,345,524
Receivables for:
Interest	5,632
Capital shares sold	5,000
Prepaid expenses and other assets	4,361
Total assets	66,360,517

LIABILITIES
Payables for:
Capital shares redeemed	45,000
Advisory fees	40,317
Administration and accounting fees	29,322
Transfer agent fees	29,000
Distribution fees - Investor Class	22,748
Other accrued expenses and liabilities	54,575
Total Liabilities	220,962

Net assets	$66,139,555

Net assets consist of:
Par value	$3,795
Paid-in capital	50,261,070
Total distributable earnings/(losses)	15,874,690
Net assets	$66,139,555

Investor Class Shares:
Net assets	$14,279,429
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	831,623
Net asset value, offering and redemption price per share	$17.17

Institutional Class Shares:
Net assets	$51,860,126
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,962,917
Net asset value, offering and redemption price per share	$17.50

The accompanying notes are an integral part of these financial statements.

3

F/m Investments Large Cap Focused Fund

Statement of Operations

For the Year Ended June 30, 2024
INVESTMENT INCOME
Dividends	$278,192
Interest income	88,651
Total investment income	366,843

EXPENSES
Advisory fees (Note 2)	416,231
Transfer agent fees	106,585
Administration and accounting fees	74,852
Distribution fees - Investor Class	33,121
Audit and tax fees	28,023
Printing and shareholder reporting fees	14,762
Legal fees	14,495
Custodian fees	14,273
Director fees	11,575
Registration fees	7,310
Insurance fees	5,331
Officer fees	4,000
Other fees	12,416
Total expenses before waivers and/or reimbursements	742,974
Less: waivers and/or reimbursements (Note 2)	(174,698)
Net expenses after waivers and/or reimbursements	568,276
Net investment income/(loss)	(201,433)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	596,468
Net change in unrealized appreciation/(depreciation) on investments	12,604,124
Net realized and unrealized gain/(loss)	13,200,592

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,999,159

The accompanying notes are an integral part of these financial statements.

4

F/m Investments Large Cap Focused Fund

Statements of Changes in Net Assets

	For The Year Ended June 30, 2024	For The Year Ended June 30, 2023
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$(201,433)	$67,379
Net realized gain/(loss) from investments	596,468	(1,383,722)
Net change in unrealized appreciation/(depreciation) on investments	12,604,124	15,737,874
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,999,159	14,421,531

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	—	(1,103,801)
Investor Class	—	(6,385,005)
Total distributions to shareholders	—	(7,488,806)

CAPITAL SHARE TRANSACTIONS
INVESTOR CLASS
Proceeds from shares sold	532,377	2,882,866
Reinvestment of distributions to shareholders	—	1,103,801
Shares redeemed	(2,089,516)	(2,559,333)
Total Investor Class	(1,557,139)	1,427,334

INSTITUTIONAL CLASS
Proceeds from shares sold	1,360,760	279,786
Reinvestment of distributions to shareholders	—	6,385,005
Shares redeemed	(8,027,363)	(19,639,968)
Total Institutional Class	(6,666,603)	(12,975,177)
Net increase/(decrease) in net assets from capital share transactions	(8,223,742)	(11,547,843)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	4,775,417	(4,615,118)

NET ASSETS:
Beginning of period	$61,364,138	$65,979,256
End of period	$66,139,555	$61,364,138

SHARE TRANSACTIONS
INVESTOR CLASS
Shares sold	36,101	247,255
Shares issued in reinvestment of distributions to shareholders	—	107,269
Shares redeemed	(136,708)	(212,368)
Net increase/(decrease) in shares	(100,607)	142,156

INSTITUTIONAL CLASS
Shares sold	93,308	21,103
Shares issued in reinvestment of distributions to shareholders	—	611,005
Shares redeemed	(579,145)	(1,588,452)
Net increase/(decrease) in shares	(485,837)	(956,344)

The accompanying notes are an integral part of these financial statements.

5

F/m Investments Large Cap Focused Fund

Investor Class

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,
	2024(d)	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.82	$12.57	$19.96	$15.90	$13.42
Net investment income/(loss) (a)	(0.09)	(0.01)	(0.08)	(0.12)	(0.03)
Net realized and unrealized gain/ (loss) from investments	3.44	3.04	(3.07)	6.59	3.10
Net increase/(decrease) in net assets resulting from operations	3.35	3.03	(3.15)	6.47	3.07
Dividends and distributions to shareholders from:
Net investment income	—	—	—	—	(0.05)
Net realized capital gains	—	(1.78)	(4.24)	(2.41)	(0.54)
Total distributions	—	(1.78)	(4.24)	(2.41)	(0.59)
Net asset value, end of period	$17.17	$13.82	$12.57	$19.96	$15.90
Total investments return/(loss) (b)	24.24%	28.91%	(21.33)%	42.64%	23.56%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$14,279	$12,887	$9,934	$13,643	$11,157
Ratio of total expenses to average net assets (c)	1.44%	1.39%	1.39%	1.41%	1.50%
Ratio of net expenses to average net assets	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income/(loss) to average net assets	(0.53)%	(0.11)%	(0.46)%	(0.63)%	(0.24)%
Portfolio turnover rate	59%	113%	169%	195%	139%

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser and/or administrator not reduced/waived its fees, the total returns would have been lower.

(c)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser and/or administrator (Note 2).

(d)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of the F/m Funds Trust Fund, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

The accompanying notes are an integral part of these financial statements.

6

F/m Investments Large Cap Focused Fund

Institutional Class

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,
	2024(e)	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$14.06	$12.72	$20.10	$15.96	$13.47
Net investment income/(loss) (a)	(0.03)	0.02	(0.02)	(0.05)	— (b)
Net realized and unrealized gain/ (loss) from investments	3.47	3.10	(3.12)	6.60	3.11
Net increase/(decrease) in net assets resulting from operations	3.44	3.12	(3.14)	6.55	3.11
Dividends and distributions to shareholders from:
Net investment income	—	—	—	—	(0.08)
Net realized capital gains	—	(1.78)	(4.24)	(2.41)	(0.54)
Total distributions	—	(1.78)	(4.24)	(2.41)	(0.62)
Net asset value, end of period	$17.50	$14.06	$12.72	$20.10	$15.96
Total investments return/(loss) (c)	24.47%	29.31%	(21.12)%	43.00%	23.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$51,860	$48,477	$56,045	$75,757	$41,963
Ratio of total expenses to average net assets (d)	1.20%	1.14%	1.14%	1.16%	1.25%
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income/(loss) to average net assets	(0.28)%	0.16%	(0.21)%	(0.38)%	0.01%
Portfolio turnover rate	59%	113%	169%	195%	139%

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser and/or administrator not reduced/waived its fees, the total returns would have been lower.

(d)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser and/or administrator (Note 2).

(e)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of the F/m Funds Trust Fund, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund. (Note 1).

The accompanying notes are an integral part of these financial statements.

7

F/m Investments Large Cap Focused Fund

Notes to Financial Statements

June 30, 2024

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty six separate investment portfolios, including the F/m Investments Large Cap Focused Fund (the “Fund”). The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of the F/m Funds Trust, an open end management investment company established as an Ohio business trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized into the Fund, as a new series of RBB in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on June 29, 2023. Unless otherwise indicated, references to the “Fund” in these Notes to Financial Statements refer to the Predecessor Fund and Fund. The Fund currently offers two classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $1,000 initial investment) and Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $100,000 initial investment). Each share class represents an ownership interest of the respective class in the same investment portfolio.

The investment objective of the Fund is long-term growth of capital.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities held by the Fund on the date of Reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflects their historical cost basis as of the date of Reorganization. As a result of the Reorganization, the Fund is the accounting successor. The Reorganization was accomplished by a tax-free exchange of the Fund’s shares and value of net assets for the same shares and value of the Predecessor Fund’s shares. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets, fair value of investments, net unrealized appreciation and fund shares outstanding of the Predecessor Fund were as follows:

Net Assets	Fair Value of Investments	Net Unrealized Appreciation	Fund Shares Outstanding
$ 50,119,303	$50,294,970	$1,790,168	4,024,353

The end of the reporting period for the Fund is June 30, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended June 30, 2024 (the “current fiscal period”).

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Portfolio valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of a security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ official closing price. Investments in registered investment companies, including money market funds, are reported at their respective NAV as reported by those companies. When using a quoted price and when the market for the security is

8

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

June 30, 2024

considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by F/m Investments, LLC (the “Adviser”) as the Valuation Designee (as defined below), in accordance with procedures established by and under the general supervision of the board of directors of the Company (the “Board” or the “Directors”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade size; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Common Stocks	$64,822,785	$64,822,785	$—	$—
Short-Term Investments	1,522,739	1,522,739	—	—
Total Investments*	$66,345,524	$66,345,524	$—	$—

*	Please refer to the Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

9

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

June 30, 2024

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES – The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS to shareholders – Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

U.S. TAX STATUS – No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS – Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

2. INVESTMENT ADVISER AND OTHER SERVICES

Effective October 30, 2023, under the terms of an investment advisory agreement between the Company, on behalf of the Fund, and the Adviser (the “Current Advisory Agreement”), the Adviser serves as the investment adviser to the Fund, and, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.70% of its average daily net assets.

Under an expense limitation agreement between the Company, on behalf of the Fund, and the Adviser (the “Current Expense Limitation Agreement”), the Adviser has contractually agreed until October 30, 2025 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest, taxes, and any other items as agreed upon by the parties from time to time) to 1.15% of the average daily net assets allocable to Investor Class shares and 0.90% of Institutional Class shares of the Fund.

10

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

June 30, 2024

Prior to October 30, 2023, the Adviser served as the investment adviser to the Predecessor Fund pursuant to an investment advisory agreement between the F/m Funds Trust, on behalf of the Predecessor Fund, and the Adviser (the “Prior Advisory Agreement”). The fee structure under the Prior Advisory Agreement was identical to the fee structure under the current Advisory Agreement. In addition, the Adviser contractually agreed through October 29, 2023 to limit the amount of the Predecessor Fund’s total annual operating expenses pursuant to an expense limitation agreement (the “Prior Expense Limitation Agreement”) that had the same terms as the Fund’s Current Expense Limitation Agreement with the Adviser. During the period from July 1, 2023 through October 29, 2023, the Adviser reduced advisory fees to the Predecessor Fund by $47,764.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) to exceed the expense caps that were in effect when the fees and expenses were paid, waived, or absorbed by the Adviser, as well as the expense cap currently in effect. The advisory fees and expense waivers and/or reimbursement under the Prior Expense Limitation Agreement is not subject to repayment by the Fund.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

GROSS ADVISORY FEES	WAIVERS AND/OR REIMBURSEMENTS	RECOUPMENTS	NET ADVISORY FEES
$ 416,231	$(174,698)	$—	$241,533

At the end of the current fiscal period, the Fund had amounts available for recoupment by the Adviser as follows:

EXPIRATION
June 30, 2025	June 30, 2026	June 30, 2027	Total
$ —	$—	$126,934	$126,934

Ultimus Fund Solutions served as administrator for the Fund through October 27, 2023. Effective October 28, 2023, U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Ultimus Fund Solutions served as transfer and dividend disbursing agent for the Fund through October 27, 2023. Effective October 28, 2023, Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Ultimus Fund Distributors, LLC served as the principal underwriter and distributor of the Fund’s shares pursuant to a distribution agreement with F/m Funds Trust through October 27, 2023. Effective October 28, 2023, Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a distribution agreement with the Company.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act which permits Investor Class shares of the Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser, Quasar, and Ultimus Fund Distributors, LLC) for expenses related to the distribution and servicing of the Fund’s

11

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

June 30, 2024

Investor Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. The Fund has not adopted a plan of distribution with respect to Institutional Class shares. During the current fiscal period, Investor Class shares of the Fund incurred $33,121 of distribution fees under the Plan.

DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Key Bridge Compliance, LLC provided the Chief Compliance Officer and compliance services to F/m Funds Trust. Additionally, certain trustees of the Predecessor Fund were affiliated with the Adviser and were not paid by the Predecessor Fund for serving in such capacities. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

3. Investment Transactions

During the current fiscal period, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $34,156,244 and $41,265,291, respectively.

4. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of June 30, 2024, the Fund had 54.3% of its net assets invested in the Information Technology sector.

5. FEDERAL INCOME TAX INFORMATION

The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Fund’s financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2024:

Tax cost of portfolio investments	$44,982,718
Gross unrealized appreciation	$21,629,330
Gross unrealized depreciation	(266,524)
Net unrealized appreciation	21,362,806
Other accumulated losses	(5,488,116)
Total distributable earnings	$15,874,690

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

12

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (CONCLUDED)

June 30, 2024

During the year ended June 30, 2024, the Fund did not pay any distributions to shareholders.

The tax character of distributions paid to shareholders during the year ended June 30, 2023 was as follows:

Ordinary Income	Long Term Capital Gain	Total Distributions
$—	$7,488,806	$7,488,806

As of June 30, 2024, the Fund had short-term capital loss carryforwards (“CLCFs”) in the amount of $(5,338,070) for income tax purposes. These CLCFs, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. As of June 30, 2024, the Fund had deferred, on a tax basis, late year losses of $(150,046).

For the year ended June 30, 2024, the Fund reclassified $51,387 of distributable earnings against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on Federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended June 30, 2024, the Fund did not incur any interest or penalties.

6. Non-Diversified Fund

The Fund is a non-diversified fund. A non-diversified fund may or may not have a diversified portfolio of investments at any given time and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

7. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

Effective August 31, 2024, the Fund will change its fiscal year end from June 30th to August 31st.

13

F/m Investments Large Cap Focused Fund

Other Information

(UNAUDITED)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov.

The Company files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website www.fm-funds.com.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement between the Adviser and the Company on behalf of the Fund (“Investment Advisory Agreement”) at a meeting of the Board held on May 15-16, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2025. The Board’s decision to approve the renewal of the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the renewal of the Investment Advisory Agreement, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of the Adviser, and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of the Adviser were present. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser’s services provided to the Fund; (ii) descriptions of the experience and qualifications of the Adviser’s personnel providing those services; (iii) the Adviser’s investment philosophies and processes; (iv) the Adviser’s assets under management and client descriptions; (v) the Adviser’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser’s advisory fee arrangement with the Company and other similarly managed clients; (vii) the Adviser’s compliance policies and procedures; (viii) the Adviser’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”); and (xi) a report comparing the performance of the Fund to the performance of its Peer Group and the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by the Adviser. The Directors noted that the Fund was re-organized into the Company as of the close of business on October 27, 2023. The Directors concluded that the Adviser had substantial resources to provide services to the Fund and that the Adviser’s services had been acceptable.

The Directors also considered the investment performance of the Fund, and considered the Fund’s investment performance in light of its investment objective and investment strategies. Information on the Fund’s investment performance was provided for the three-month, one-year, three-year, five-year, and since inception periods ended December 31, 2023. The Directors noted that the Fund outperformed the median of its Peer Group for the three-month, three-year, five-year, and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the one-year period ended December 31, 2023.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information of the Peer Group. The Directors noted that the Fund’s net advisory fee was below the median and in the 3rd quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 3rd quintile of its Peer Group. The Directors noted that the Adviser had contractually agreed to waive management fees and reimburse expenses through at least October 30, 2025 to limit total annual operating expenses to agreed upon levels for the Fund.

14

F/m Investments Large Cap Focused Fund

Other Information (CONCLUDED)

(UNAUDITED)

After reviewing the information regarding the Adviser’s costs, the Adviser’s estimated profitability and economies of scale, and after considering the Adviser’s services, the Directors concluded that the investment advisory fee to be paid by the Fund were fair and reasonable and that the Investment Advisory Agreement should be approved for an additional annual period ending August 16, 2025.

15

F/m Investments Large Cap Focused Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of F/m Investments Large Cap Focused Fund
and Board of Directors of The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of F/m Investments Large Cap Focused Fund (the “Fund”), a series of The RBB Fund, Inc., as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended June 30, 2021, and prior, were audited by other auditors whose report dated August 27, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/m Investments, LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 29, 2024

16

Investment Adviser

F/m Investments, LLC
3050K Street NW,
Suite W-201
Washington, DC 20007

Administrator and Transfer Agent

U.S.Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue,
Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7 of this Form, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in Item 7 of this Form, as part of the financial statements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Senior Officer Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Not Applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the 1940 Act is attached hereto.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Steven Plump, President
Steven Plump, President
(principal executive officer)

Date	8/23/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump, President
Steven Plump, President
(principal executive officer)

Date	8/23/2024

By (Signature and Title)*	/s/ James Shaw, CFO
James Shaw, Chief Financial Officer
(principal financial officer)

Date	8/23/2024

*	Print the name and title of each signing officer under his or her signature.